Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	2023	2022	2021
	$m	$m	$m
At 1 January	76	69	39
Additions	80	26	92
Share of after tax losses	(12)	(5)	(64)
Exchange and other adjustments	3	(14)	2
At 31 December	147	76	69

Schedule of summarised financial information for the associate and joint venture entities

	2023	2022	2021
	$m	$m	$m
Non-current assets	424	290	215
Current assets	362	300	506
Total liabilities	(287)	(72)	(99)
Net assets	499	518	622
Amount attributable to AstraZeneca	85	91	65
Goodwill	52	–	–
Exchange adjustments	10	(15)	4
Carrying value of investments in associates and joint ventures	147	76	69